Income taxes - Income Before Taxes (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Income taxes [Line Items]
CIT tax rate	25.00%			25.00%
PRC	$ 355,606,696	$ 355,674,888	$ 275,898,007
Non PRC	(122,099,522)	(105,275,621)	(82,669,476)
Income/(loss) before income taxes	$ 233,507,174	250,399,267	193,228,531
PRC subsidiaries [Member]
Income taxes [Line Items]
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	33.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
Income/(loss) before income taxes	$ (13,691,583)	$ (6,030,752)	$ (23,734,648)